Note 21 - Financial liabilities at amortized cost - Deposits from credit institutions by geographical area and instrument (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	€ 33,307	€ 54,516
Demand Deposits And Other [Member] | Issued in Euros [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,303	762
Demand Deposits And Other [Member] | Rest Of Europe [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,941	526
Demand Deposits And Other [Member] | Mexico [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	598	282
Demand Deposits And Other [Member] | South America [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	372	448
Demand Deposits And Other [Member] | United States [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,881	1,563
Demand Deposits And Other [Member] | Turkey [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	463	73
Demand Deposits And Other [Member] | Rest of the world [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	187	77
Demand Deposits And Other [Member] | Total [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	9,745	3,731
Deposits With Agreed Maturity [Member] | Issued in Euros [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,555	3,879
Deposits With Agreed Maturity [Member] | Rest Of Europe [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	7,438	12,592
Deposits With Agreed Maturity [Member] | Mexico [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	610	330
Deposits With Agreed Maturity [Member] | South America [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,173	2,538
Deposits With Agreed Maturity [Member] | United States [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,063	2,398
Deposits With Agreed Maturity [Member] | Turkey [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	845	836
Deposits With Agreed Maturity [Member] | Rest of the world [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,931	3,369
Deposits With Agreed Maturity [Member] | Total [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	18,616	25,941
Repurchase Agreements [Member] | Issued in Euros [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	1	878
Repurchase Agreements [Member] | Rest Of Europe [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	4,254	21,732
Repurchase Agreements [Member] | Mexico [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	582	1,817
Repurchase Agreements [Member] | South America [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	104	13
Repurchase Agreements [Member] | United States [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	0	0
Repurchase Agreements [Member] | Turkey [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	4	44
Repurchase Agreements [Member] | Rest of the world [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	0	360
Repurchase Agreements [Member] | Total [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	4,946	24,843
Total [Member] | Issued in Euros [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	4,860	5,518
Total [Member] | Rest Of Europe [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	14,633	34,849
Total [Member] | Mexico [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	1,791	2,429
Total [Member] | South America [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,649	2,999
Total [Member] | United States [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	4,944	3,961
Total [Member] | Turkey [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	1,313	953
Total [Member] | Rest of the world [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	3,119	3,806
Total [Member] | Total [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	€ 33,307	€ 54,516